Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2016
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV-Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance in force	$791,862	$753,707	$—	$38,155	—%
Premiums:
Life insurance	$3,976	$3,213	$—	$763	—%
Accident and health insurance	20,800	19,610	2,566	3,756	68.3%
Total earned premiums	$24,776	$22,823	$2,566	$4,519	56.9%
Benefits:
Life insurance	$3,221	$2,846	$720	$1,095	65.8%
Accident and health insurance	97,921	97,299	1,320	1,942	68.0%
Total policyholder benefits	$101,142	$100,145	$2,040	$3,037	67.2%

Union Security Life Insurance Company of New York
for the year ended December 31, 2015
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance in force	$947,211	$82,721	$—	$864,490	—%
Premiums:
Life insurance	$4,090	$764	$—	$3,326	—%
Accident and health insurance	22,253	9,161	5,251	18,343	28.6%
Total earned premiums	$26,343	$9,925	$5,251	$21,669	24.2%
Benefits:
Life insurance	$3,109	$1,782	$—	$1,327	—%
Accident and health insurance	28,295	19,393	6,098	15,000	40.7%
Total policyholder benefits	$31,404	$21,175	$6,098	$16,327	37.3%
Union Security Life Insurance Company of New York
for the year ended December 31, 2014
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance in force	$907,453	$132,724	$—	$774,729	—%
Premiums:
Life insurance	$4,715	$1,064	$—	$3,651	—%
Accident and health insurance	22,529	8,231	5,753	20,051	28.7%
Total earned premiums	$27,244	$9,295	$5,753	$23,702	24.3%
Benefits:
Life insurance	$3,775	$1,462	$—	$2,313	—%
Accident and health insurance	89,662	80,203	4,169	13,628	30.6%
Total policyholder benefits	$93,437	$81,665	$4,169	$15,941	26.1%